UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		       WASHINGTON, D.C. 20549

				 Form 13F

			   Form 13F Cover Page

Report for the calander year or quarter ended: June 30,2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement
				  [ ] adds new holdimgs entries.

Institutional Investment Manger Filing this Report:

Name:	 Bank of Tokyo-Mitsubishi UFJ, Ltd.
Address: 1251 Avenue of the Americas
	 New York, N.Y. 10020-1104

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Thomas Greene
Title:		VP, Manager
Phone:		(212) 782-4518
Signature, place, amd date of signing:

Thomas Greene	New York, N.Y. Aug 06,2007

Report type (Check only one.):
[X] 	13F Holding Report.
[ ] 	13F Notice
[ ] 	13F Combination Report.

List of other managers reporting for this Manager:

I am signing this report as required by the securities exchange act of 1934.

			FORM 13F SUMMARY PAGE:

Report Summary:

Number of other included managers: 0

Form 13F Information Table Entry Total: 2

Form 13F information Table Value Total: $5,387,782

List of Other included manager:
No.	13F File Number		Name
None

		       FORM 13F INFORMATION TABLE
						  Value	      Shares/
Name of Issurer	   Title of Class  CUSIP	(X $1000)     Prn Amt
UnionBancal Corp.    Common	  908906100 	5,385,973   90,217,308
Exar Corp.           Common       300645908	    1,809      135,000


Sh/put/		Invstmt	   Other  	Voting Authority
Prn Call	Descretn  Manager    sole	Shared	 None
SH		Sole	  None	   90,217,308
SH		Sole	  None        135,000